Segmented information - Schedule of Financial Information by Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Operating revenues	$ 6,085	$ 6,005	$ 12,015	$ 12,016
Operating costs	(3,411)	(3,308)	(6,783)	(6,754)
Adjusted EBITDA	2,674	2,697	5,232	5,262
Severance, acquisition and other costs	(41)	(22)	(288)	(251)
Depreciation and amortization	(1,287)	(1,270)	(2,559)	(2,532)
Finance costs
Interest expense	(442)	(426)	(865)	(842)
Net return on post-employment benefit plans	26	17	51	33
Impairment of assets	(8)	(60)	(17)	(73)
Other (expense) income	(38)	(101)	270	(139)
Income taxes	(240)	(231)	(497)	(397)
Net earnings	644	604	1,327	1,061
External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	6,085	6,005	12,015	12,016
Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Total services
Disclosure of operating segments [line items]
Operating revenues	5,267	5,308	10,439	10,500
Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	5,267	5,308	10,439	10,500
Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Total products
Disclosure of operating segments [line items]
Operating revenues	818	697	1,576	1,516
Operating segments | Bell CTS
Disclosure of operating segments [line items]
Operating revenues	5,334	5,283	10,580	10,658
Operating costs	(2,895)	(2,804)	(5,742)	(5,731)
Adjusted EBITDA	2,439	2,479	4,838	4,927
Operating segments | Bell CTS | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	5,327	5,275	10,566	10,644
Operating segments | Bell CTS | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	7	8	14	14
Operating segments | Bell CTS | Total services
Disclosure of operating segments [line items]
Operating revenues	4,516	4,586	9,004	9,142
Operating segments | Bell CTS | Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	4,509	4,578	8,990	9,128
Operating segments | Bell CTS | Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	7	8	14	14
Operating segments | Bell CTS | Total products
Disclosure of operating segments [line items]
Operating revenues	818	697	1,576	1,516
Operating segments | Bell Media
Disclosure of operating segments [line items]
Operating revenues	843	812	1,618	1,537
Operating costs	(608)	(594)	(1,224)	(1,202)
Adjusted EBITDA	235	218	394	335
Operating segments | Bell Media | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	758	730	1,449	1,372
Operating segments | Bell Media | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	85	82	169	165
Operating segments | Bell Media | Total services
Disclosure of operating segments [line items]
Operating revenues	843	812	1,618	1,537
Operating segments | Bell Media | Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	758	730	1,449	1,372
Operating segments | Bell Media | Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	85	82	169	165
Operating segments | Bell Media | Total products
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Inter-segment eliminations
Disclosure of operating segments [line items]
Operating revenues	(92)	(90)	(183)	(179)
Operating costs	92	90	183	179
Adjusted EBITDA	0	0	0	0
Inter-segment eliminations | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Inter-segment eliminations | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	(92)	(90)	(183)	(179)
Inter-segment eliminations | Total services
Disclosure of operating segments [line items]
Operating revenues	(92)	(90)	(183)	(179)
Inter-segment eliminations | Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues	0	0	0	0
Inter-segment eliminations | Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues	(92)	(90)	(183)	(179)
Inter-segment eliminations | Total products
Disclosure of operating segments [line items]
Operating revenues	$ 0	$ 0	$ 0	$ 0